LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Land Use Rights, Net

	As of December 31,
	2012	2013

Land use rights	$3,306	$40,199
Less: accumulated amortization	(104)	(630)

Land use rights, net	$3,202	$39,569